Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BlackRock Funds V
BlackRock Floating Rate Income Portfolio
BlackRock High Yield Bond Portfolio
BlackRock Income Fund
BlackRock Sustainable Emerging Markets Bond Fund
BlackRock Sustainable Emerging Markets Flexible Bond Fund
BlackRock Funds VI
BlackRock Advantage CoreAlpha Bond Fund
BlackRock Funds VII, Inc.
BlackRock Sustainable International Equity Fund
BlackRock Global Allocation Fund, Inc.
BlackRock Index Funds, Inc.
iShares MSCI EAFE International Index Fund
BlackRock Large Cap Focus Value Fund, Inc.
BlackRock Large Cap Series Funds, Inc.
BlackRock Event Driven Equity Fund
BlackRock Latin America Fund, Inc.
BlackRock Natural Resources Trust
BlackRock Series Fund, Inc.
BlackRock Global Allocation Portfolio
BlackRock Series Fund II, Inc.
BlackRock High Yield Portfolio
BlackRock Series, Inc.
BlackRock International Fund
BlackRock Strategic Global Bond Fund, Inc.
BlackRock Variable Series Funds, Inc.
BlackRock Basic Value V.I. Fund
BlackRock Global Allocation V.I. Fund
BlackRock International Index V.I. Fund
BlackRock International V.I. Fund
BlackRock Large Cap Focus Growth V.I. Fund
BlackRock Managed Volatility V.I. Fund
BlackRock Variable Series Funds II, Inc.
BlackRock High Yield V.I. Fund
BlackRock Total Return V.I. Fund
Managed Account Series
BlackRock GA Disciplined Volatility Equity Fund
BlackRock GA Dynamic Equity Fund
(each, a “Fund” and collectively, the “Funds”)
Supplement dated March 1, 2022
to the Summary Prospectus(es) and Prospectus(es) of each Fund, as amended to date
Effective immediately, the Summary Prospectus(es) and Prospectus(es) of each Fund are amended as follows:
The risk factor entitled “Foreign Securities Risk” in the section of each Fund’s Summary Prospectus(es) entitled “Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, and the section of each Fund’s Prospectus(es) entitled “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, is amended to add the following as the eighth bullet point in the list or to delete the eighth bullet point in the list and to replace it with the following:
•
The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Fund’s investments.

BlackRock Funds V | BlackRock Floating Rate Income Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BlackRock Funds V
BlackRock Floating Rate Income Portfolio
(each, a “Fund” and collectively, the “Funds”)
Supplement dated March 1, 2022
to the Summary Prospectus(es) and Prospectus(es) of each Fund, as amended to date
Effective immediately, the Summary Prospectus(es) and Prospectus(es) of each Fund are amended as follows:
The risk factor entitled “Foreign Securities Risk” in the section of each Fund’s Summary Prospectus(es) entitled “Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, and the section of each Fund’s Prospectus(es) entitled “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, is amended to add the following as the eighth bullet point in the list or to delete the eighth bullet point in the list and to replace it with the following:
•
The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Fund’s investments.

BlackRock Funds V | BlackRock High Yield Bond Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BlackRock Funds V
BlackRock High Yield Bond Portfolio
(each, a “Fund” and collectively, the “Funds”)
Supplement dated March 1, 2022
to the Summary Prospectus(es) and Prospectus(es) of each Fund, as amended to date
Effective immediately, the Summary Prospectus(es) and Prospectus(es) of each Fund are amended as follows:
The risk factor entitled “Foreign Securities Risk” in the section of each Fund’s Summary Prospectus(es) entitled “Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, and the section of each Fund’s Prospectus(es) entitled “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, is amended to add the following as the eighth bullet point in the list or to delete the eighth bullet point in the list and to replace it with the following:
•
The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Fund’s investments.

BlackRock Funds V | BlackRock Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BlackRock Funds V
BlackRock Income Fund
(each, a “Fund” and collectively, the “Funds”)
Supplement dated March 1, 2022
to the Summary Prospectus(es) and Prospectus(es) of each Fund, as amended to date
Effective immediately, the Summary Prospectus(es) and Prospectus(es) of each Fund are amended as follows:
The risk factor entitled “Foreign Securities Risk” in the section of each Fund’s Summary Prospectus(es) entitled “Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, and the section of each Fund’s Prospectus(es) entitled “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, is amended to add the following as the eighth bullet point in the list or to delete the eighth bullet point in the list and to replace it with the following:
•
The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Fund’s investments.

BlackRock Funds V | BlackRock Sustainable Emerging Markets Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BlackRock Funds V
BlackRock Sustainable Emerging Markets Bond Fund
(each, a “Fund” and collectively, the “Funds”)
Supplement dated March 1, 2022
to the Summary Prospectus(es) and Prospectus(es) of each Fund, as amended to date
Effective immediately, the Summary Prospectus(es) and Prospectus(es) of each Fund are amended as follows:
The risk factor entitled “Foreign Securities Risk” in the section of each Fund’s Summary Prospectus(es) entitled “Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, and the section of each Fund’s Prospectus(es) entitled “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, is amended to add the following as the eighth bullet point in the list or to delete the eighth bullet point in the list and to replace it with the following:
•
The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Fund’s investments.

BlackRock Funds V | BlackRock Sustainable Emerging Markets Flexible Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BlackRock Funds V
BlackRock Sustainable Emerging Markets Flexible Bond Fund
(each, a “Fund” and collectively, the “Funds”)
Supplement dated March 1, 2022
to the Summary Prospectus(es) and Prospectus(es) of each Fund, as amended to date
Effective immediately, the Summary Prospectus(es) and Prospectus(es) of each Fund are amended as follows:
The risk factor entitled “Foreign Securities Risk” in the section of each Fund’s Summary Prospectus(es) entitled “Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, and the section of each Fund’s Prospectus(es) entitled “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, is amended to add the following as the eighth bullet point in the list or to delete the eighth bullet point in the list and to replace it with the following:
•
The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Fund’s investments.

BlackRock Funds VI | BlackRock Advantage CoreAlpha Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BlackRock Funds VI
BlackRock Advantage CoreAlpha Bond Fund
(each, a “Fund” and collectively, the “Funds”)
Supplement dated March 1, 2022
to the Summary Prospectus(es) and Prospectus(es) of each Fund, as amended to date
Effective immediately, the Summary Prospectus(es) and Prospectus(es) of each Fund are amended as follows:
The risk factor entitled “Foreign Securities Risk” in the section of each Fund’s Summary Prospectus(es) entitled “Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, and the section of each Fund’s Prospectus(es) entitled “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, is amended to add the following as the eighth bullet point in the list or to delete the eighth bullet point in the list and to replace it with the following:
•
The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Fund’s investments.

BLACKROCK FUNDS VII, INC. | BlackRock Sustainable International Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BlackRock Funds VII, Inc.
BlackRock Sustainable International Equity Fund
(each, a “Fund” and collectively, the “Funds”)
Supplement dated March 1, 2022
to the Summary Prospectus(es) and Prospectus(es) of each Fund, as amended to date
Effective immediately, the Summary Prospectus(es) and Prospectus(es) of each Fund are amended as follows:
The risk factor entitled “Foreign Securities Risk” in the section of each Fund’s Summary Prospectus(es) entitled “Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, and the section of each Fund’s Prospectus(es) entitled “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, is amended to add the following as the eighth bullet point in the list or to delete the eighth bullet point in the list and to replace it with the following:
•
The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Fund’s investments.

BLACKROCK GLOBAL ALLOCATION FUND, INC. | BLACKROCK GLOBAL ALLOCATION FUND, INC.
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BlackRock Global Allocation Fund, Inc.
(each, a “Fund” and collectively, the “Funds”)
Supplement dated March 1, 2022
to the Summary Prospectus(es) and Prospectus(es) of each Fund, as amended to date
Effective immediately, the Summary Prospectus(es) and Prospectus(es) of each Fund are amended as follows:
The risk factor entitled “Foreign Securities Risk” in the section of each Fund’s Summary Prospectus(es) entitled “Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, and the section of each Fund’s Prospectus(es) entitled “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, is amended to add the following as the eighth bullet point in the list or to delete the eighth bullet point in the list and to replace it with the following:
•
The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Fund’s investments.

BLACKROCK INDEX FUNDS, INC. | iShares MSCI EAFE International Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BlackRock Index Funds, Inc.
iShares MSCI EAFE International Index Fund
(each, a “Fund” and collectively, the “Funds”)
Supplement dated March 1, 2022
to the Summary Prospectus(es) and Prospectus(es) of each Fund, as amended to date
Effective immediately, the Summary Prospectus(es) and Prospectus(es) of each Fund are amended as follows:
The risk factor entitled “Foreign Securities Risk” in the section of each Fund’s Summary Prospectus(es) entitled “Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, and the section of each Fund’s Prospectus(es) entitled “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, is amended to add the following as the eighth bullet point in the list or to delete the eighth bullet point in the list and to replace it with the following:
•
The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Fund’s investments.

BLACKROCK LARGE CAP FOCUS VALUE FUND, INC. | BLACKROCK LARGE CAP FOCUS VALUE FUND, INC.
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BlackRock Large Cap Focus Value Fund, Inc.
(each, a “Fund” and collectively, the “Funds”)
Supplement dated March 1, 2022
to the Summary Prospectus(es) and Prospectus(es) of each Fund, as amended to date
Effective immediately, the Summary Prospectus(es) and Prospectus(es) of each Fund are amended as follows:
The risk factor entitled “Foreign Securities Risk” in the section of each Fund’s Summary Prospectus(es) entitled “Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, and the section of each Fund’s Prospectus(es) entitled “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, is amended to add the following as the eighth bullet point in the list or to delete the eighth bullet point in the list and to replace it with the following:
•
The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Fund’s investments.

BLACKROCK LARGE CAP SERIES FUNDS, INC. | BlackRock Event Driven Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BlackRock Large Cap Series Funds, Inc.
BlackRock Event Driven Equity Fund
(each, a “Fund” and collectively, the “Funds”)
Supplement dated March 1, 2022
to the Summary Prospectus(es) and Prospectus(es) of each Fund, as amended to date
Effective immediately, the Summary Prospectus(es) and Prospectus(es) of each Fund are amended as follows:
The risk factor entitled “Foreign Securities Risk” in the section of each Fund’s Summary Prospectus(es) entitled “Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, and the section of each Fund’s Prospectus(es) entitled “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, is amended to add the following as the eighth bullet point in the list or to delete the eighth bullet point in the list and to replace it with the following:
•
The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Fund’s investments.

BLACKROCK LATIN AMERICA FUND, INC. | BLACKROCK LATIN AMERICA FUND, INC.
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BlackRock Latin America Fund, Inc.
(each, a “Fund” and collectively, the “Funds”)
Supplement dated March 1, 2022
to the Summary Prospectus(es) and Prospectus(es) of each Fund, as amended to date
Effective immediately, the Summary Prospectus(es) and Prospectus(es) of each Fund are amended as follows:
The risk factor entitled “Foreign Securities Risk” in the section of each Fund’s Summary Prospectus(es) entitled “Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, and the section of each Fund’s Prospectus(es) entitled “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, is amended to add the following as the eighth bullet point in the list or to delete the eighth bullet point in the list and to replace it with the following:
•
The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Fund’s investments.

BLACKROCK NATURAL RESOURCES TRUST | BLACKROCK NATURAL RESOURCES TRUST
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BlackRock Natural Resources Trust
(each, a “Fund” and collectively, the “Funds”)
Supplement dated March 1, 2022
to the Summary Prospectus(es) and Prospectus(es) of each Fund, as amended to date
Effective immediately, the Summary Prospectus(es) and Prospectus(es) of each Fund are amended as follows:
The risk factor entitled “Foreign Securities Risk” in the section of each Fund’s Summary Prospectus(es) entitled “Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, and the section of each Fund’s Prospectus(es) entitled “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, is amended to add the following as the eighth bullet point in the list or to delete the eighth bullet point in the list and to replace it with the following:
•
The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Fund’s investments.

BlackRock Series Fund, Inc. | BlackRock Global Allocation Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BlackRock Series Fund, Inc.
BlackRock Global Allocation Portfolio
(each, a “Fund” and collectively, the “Funds”)
Supplement dated March 1, 2022
to the Summary Prospectus(es) and Prospectus(es) of each Fund, as amended to date
Effective immediately, the Summary Prospectus(es) and Prospectus(es) of each Fund are amended as follows:
The risk factor entitled “Foreign Securities Risk” in the section of each Fund’s Summary Prospectus(es) entitled “Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, and the section of each Fund’s Prospectus(es) entitled “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, is amended to add the following as the eighth bullet point in the list or to delete the eighth bullet point in the list and to replace it with the following:
•
The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Fund’s investments.

BlackRock Series Fund II, Inc. | BlackRock High Yield Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BlackRock Series Fund II, Inc.
BlackRock High Yield Portfolio
(each, a “Fund” and collectively, the “Funds”)
Supplement dated March 1, 2022
to the Summary Prospectus(es) and Prospectus(es) of each Fund, as amended to date
Effective immediately, the Summary Prospectus(es) and Prospectus(es) of each Fund are amended as follows:
The risk factor entitled “Foreign Securities Risk” in the section of each Fund’s Summary Prospectus(es) entitled “Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, and the section of each Fund’s Prospectus(es) entitled “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, is amended to add the following as the eighth bullet point in the list or to delete the eighth bullet point in the list and to replace it with the following:
•
The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Fund’s investments.

BLACKROCK SERIES, INC. | BlackRock International Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BlackRock Series, Inc.
BlackRock International Fund
(each, a “Fund” and collectively, the “Funds”)
Supplement dated March 1, 2022
to the Summary Prospectus(es) and Prospectus(es) of each Fund, as amended to date
Effective immediately, the Summary Prospectus(es) and Prospectus(es) of each Fund are amended as follows:
The risk factor entitled “Foreign Securities Risk” in the section of each Fund’s Summary Prospectus(es) entitled “Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, and the section of each Fund’s Prospectus(es) entitled “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, is amended to add the following as the eighth bullet point in the list or to delete the eighth bullet point in the list and to replace it with the following:
•
The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Fund’s investments.

BlackRock Strategic Global Bond Fund, Inc. | BlackRock Strategic Global Bond Fund, Inc.
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BlackRock Strategic Global Bond Fund, Inc.
(each, a “Fund” and collectively, the “Funds”)
Supplement dated March 1, 2022
to the Summary Prospectus(es) and Prospectus(es) of each Fund, as amended to date
Effective immediately, the Summary Prospectus(es) and Prospectus(es) of each Fund are amended as follows:
The risk factor entitled “Foreign Securities Risk” in the section of each Fund’s Summary Prospectus(es) entitled “Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, and the section of each Fund’s Prospectus(es) entitled “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, is amended to add the following as the eighth bullet point in the list or to delete the eighth bullet point in the list and to replace it with the following:
•
The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Fund’s investments.

BlackRock Variable Series Funds, Inc. | BlackRock Basic Value V.I. Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BlackRock Variable Series Funds, Inc.
BlackRock Basic Value V.I. Fund
(each, a “Fund” and collectively, the “Funds”)
Supplement dated March 1, 2022
to the Summary Prospectus(es) and Prospectus(es) of each Fund, as amended to date
Effective immediately, the Summary Prospectus(es) and Prospectus(es) of each Fund are amended as follows:
The risk factor entitled “Foreign Securities Risk” in the section of each Fund’s Summary Prospectus(es) entitled “Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, and the section of each Fund’s Prospectus(es) entitled “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, is amended to add the following as the eighth bullet point in the list or to delete the eighth bullet point in the list and to replace it with the following:
•
The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Fund’s investments.

BlackRock Variable Series Funds, Inc. | BlackRock Global Allocation V.I. Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BlackRock Variable Series Funds, Inc.
BlackRock Global Allocation V.I. Fund
(each, a “Fund” and collectively, the “Funds”)
Supplement dated March 1, 2022
to the Summary Prospectus(es) and Prospectus(es) of each Fund, as amended to date
Effective immediately, the Summary Prospectus(es) and Prospectus(es) of each Fund are amended as follows:
The risk factor entitled “Foreign Securities Risk” in the section of each Fund’s Summary Prospectus(es) entitled “Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, and the section of each Fund’s Prospectus(es) entitled “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, is amended to add the following as the eighth bullet point in the list or to delete the eighth bullet point in the list and to replace it with the following:
•
The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Fund’s investments.

BlackRock Variable Series Funds, Inc. | BlackRock International Index V.I. Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BlackRock Variable Series Funds, Inc.
BlackRock International Index V.I. Fund
(each, a “Fund” and collectively, the “Funds”)
Supplement dated March 1, 2022
to the Summary Prospectus(es) and Prospectus(es) of each Fund, as amended to date
Effective immediately, the Summary Prospectus(es) and Prospectus(es) of each Fund are amended as follows:
The risk factor entitled “Foreign Securities Risk” in the section of each Fund’s Summary Prospectus(es) entitled “Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, and the section of each Fund’s Prospectus(es) entitled “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, is amended to add the following as the eighth bullet point in the list or to delete the eighth bullet point in the list and to replace it with the following:
•
The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Fund’s investments.

BlackRock Variable Series Funds, Inc. | BlackRock International V.I. Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BlackRock Variable Series Funds, Inc.
BlackRock International V.I. Fund
(each, a “Fund” and collectively, the “Funds”)
Supplement dated March 1, 2022
to the Summary Prospectus(es) and Prospectus(es) of each Fund, as amended to date
Effective immediately, the Summary Prospectus(es) and Prospectus(es) of each Fund are amended as follows:
The risk factor entitled “Foreign Securities Risk” in the section of each Fund’s Summary Prospectus(es) entitled “Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, and the section of each Fund’s Prospectus(es) entitled “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, is amended to add the following as the eighth bullet point in the list or to delete the eighth bullet point in the list and to replace it with the following:
•
The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Fund’s investments.

BlackRock Variable Series Funds, Inc. | BlackRock Large Cap Focus Growth V.I. Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BlackRock Variable Series Funds, Inc.
BlackRock Large Cap Focus Growth V.I. Fund
(each, a “Fund” and collectively, the “Funds”)
Supplement dated March 1, 2022
to the Summary Prospectus(es) and Prospectus(es) of each Fund, as amended to date
Effective immediately, the Summary Prospectus(es) and Prospectus(es) of each Fund are amended as follows:
The risk factor entitled “Foreign Securities Risk” in the section of each Fund’s Summary Prospectus(es) entitled “Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, and the section of each Fund’s Prospectus(es) entitled “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, is amended to add the following as the eighth bullet point in the list or to delete the eighth bullet point in the list and to replace it with the following:
•
The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Fund’s investments.

BlackRock Variable Series Funds, Inc. | BlackRock Managed Volatility V.I. Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BlackRock Variable Series Funds, Inc.
BlackRock Managed Volatility V.I. Fund
(each, a “Fund” and collectively, the “Funds”)
Supplement dated March 1, 2022
to the Summary Prospectus(es) and Prospectus(es) of each Fund, as amended to date
Effective immediately, the Summary Prospectus(es) and Prospectus(es) of each Fund are amended as follows:
The risk factor entitled “Foreign Securities Risk” in the section of each Fund’s Summary Prospectus(es) entitled “Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, and the section of each Fund’s Prospectus(es) entitled “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, is amended to add the following as the eighth bullet point in the list or to delete the eighth bullet point in the list and to replace it with the following:
•
The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Fund’s investments.

BlackRock Variable Series Funds II, Inc. | BlackRock High Yield V.I. Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BlackRock Variable Series Funds II, Inc.
BlackRock High Yield V.I. Fund
(each, a “Fund” and collectively, the “Funds”)
Supplement dated March 1, 2022
to the Summary Prospectus(es) and Prospectus(es) of each Fund, as amended to date
Effective immediately, the Summary Prospectus(es) and Prospectus(es) of each Fund are amended as follows:
The risk factor entitled “Foreign Securities Risk” in the section of each Fund’s Summary Prospectus(es) entitled “Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, and the section of each Fund’s Prospectus(es) entitled “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, is amended to add the following as the eighth bullet point in the list or to delete the eighth bullet point in the list and to replace it with the following:
•
The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Fund’s investments.

BlackRock Variable Series Funds II, Inc. | BlackRock Total Return V.I. Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BlackRock Variable Series Funds II, Inc.
BlackRock Total Return V.I. Fund
(each, a “Fund” and collectively, the “Funds”)
Supplement dated March 1, 2022
to the Summary Prospectus(es) and Prospectus(es) of each Fund, as amended to date
Effective immediately, the Summary Prospectus(es) and Prospectus(es) of each Fund are amended as follows:
The risk factor entitled “Foreign Securities Risk” in the section of each Fund’s Summary Prospectus(es) entitled “Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, and the section of each Fund’s Prospectus(es) entitled “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, is amended to add the following as the eighth bullet point in the list or to delete the eighth bullet point in the list and to replace it with the following:
•
The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Fund’s investments.

Managed Account Series | BlackRock GA Disciplined Volatility Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Managed Account Series
BlackRock GA Disciplined Volatility Equity Fund
(each, a “Fund” and collectively, the “Funds”)
Supplement dated March 1, 2022
to the Summary Prospectus(es) and Prospectus(es) of each Fund, as amended to date
Effective immediately, the Summary Prospectus(es) and Prospectus(es) of each Fund are amended as follows:
The risk factor entitled “Foreign Securities Risk” in the section of each Fund’s Summary Prospectus(es) entitled “Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, and the section of each Fund’s Prospectus(es) entitled “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, is amended to add the following as the eighth bullet point in the list or to delete the eighth bullet point in the list and to replace it with the following:
•
The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Fund’s investments.

Managed Account Series | BlackRock GA Dynamic Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Managed Account Series
BlackRock GA Dynamic Equity Fund
(each, a “Fund” and collectively, the “Funds”)
Supplement dated March 1, 2022
to the Summary Prospectus(es) and Prospectus(es) of each Fund, as amended to date
Effective immediately, the Summary Prospectus(es) and Prospectus(es) of each Fund are amended as follows:
The risk factor entitled “Foreign Securities Risk” in the section of each Fund’s Summary Prospectus(es) entitled “Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, and the section of each Fund’s Prospectus(es) entitled “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, is amended to add the following as the eighth bullet point in the list or to delete the eighth bullet point in the list and to replace it with the following:
•
The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Fund’s investments.